CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Total revenue	$ 31,882,000	$ 0	$ 44,698,000	$ 0	$ 5,396,067
Total cost of goods and services	20,281,000	0	26,416,000	0	1,182,831
Gross margin	11,601,000	0	18,282,000	0
Cost of goods and services (excluding depreciation and amortization)	20,281,000	0	26,416,000	0	1,182,831
Operating expenses
Selling, general and administrative	1,695,000	0	2,580,000	0	4,944,522
Research and development	872,000	0	2,630,000	0	874,112
General and administrative	8,974,000	336,000	12,254,000	539,000
Depreciation and amortization	2,966,000	0	3,870,000	0	320,748
Acquisition-related expenses	32,646,000	0	35,339,000	0
Total operating expenses	47,153,000	336,000	56,673,000	539,000	6,139,382
Loss from operations	(35,552,000)	(336,000)	(38,391,000)	(539,000)
Other income (expense)
Interest expense	(4,870,000)	0	(5,581,000)	0
Gain on consolidation of equity method investment	0	0	640,000	0
Gain on fair value of warrant liabilities	1,074,000	0	1,074,000	0
Gain on extinguishment of debt	151,000	0	151,000	0
Other expense					(133,831)
Other income, net, including interest income	(258,000)	0	(221,000)	0	3,436
Total other expense	(3,903,000)	0	(3,937,000)	0	(130,395)
Loss before income tax benefit	(39,455,000)	(336,000)	(42,328,000)	(539,000)	(2,056,541)
Income tax benefit	6,647,000	0	7,053,000	0	(50,194)
Net loss before loss from equity method investment	(32,808,000)	(336,000)	(35,275,000)	(539,000)	(2,106,735)
Loss from equity method investment	0	0	(561,000)	0	(79,698)
Net loss	(32,808,000)	(336,000)	(35,836,000)	(539,000)	$ (2,186,433)
Less: net loss attributable to noncontrolling interests	(24,000)	0	(102,000)	0
Net loss attributable to UpHealth Holdings, Inc.	$ (32,784,000)	$ (336,000)	$ (35,734,000)	$ (539,000)
Net loss per share attributable to UpHealth Holdings, Inc.:
Basic	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	$ (0.43)
Diluted	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	$ (0.43)
Weighted average shares outstanding:
Basic	94,170,000	50,050,000	83,585,000	50,050,000	5,091,975
Diluted	94,170,000	50,050,000	83,585,000	50,050,000	5,091,975
Basic earnings per share for common stock:
Income from continuing operations attributable to UpHealth Holdings, Inc. common stockholders.					$ (0.43)
(Loss) income from discontinued operations attributable to UpHealth Holdings, Inc. common stockholders.					0
Net income (loss) attributable to UpHealth Holdings, Inc. common stockholders.	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	(0.43)
Diluted earnings per share for common stock:
Income from continuing operations attributable to UpHealth Holdings, Inc. common stockholders.					(0.43)
(Loss) income from discontinued operations attributable to UpHealth Holdings, Inc. common stockholders.					0
Net income (loss) attributable to UpHealth Holdings, Inc. common stockholders.	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	$ (0.43)
Medical Services
Total revenue	$ 14,773,000	$ 0	$ 22,911,000	$ 0	$ 1,664,278
Total cost of goods and services	9,381,000	0	14,102,000	0
Cost of goods and services (excluding depreciation and amortization)	9,381,000	0	14,102,000	0
Licenses and subscriptions
Total revenue	9,145,000	0	12,803,000	0	3,303,636
Total cost of goods and services	6,173,000	0	6,670,000	0
Cost of goods and services (excluding depreciation and amortization)	6,173,000	0	6,670,000	0
Products
Total revenue	7,964,000	0	8,984,000	0	$ 428,153
Total cost of goods and services	4,727,000	0	5,644,000	0
Cost of goods and services (excluding depreciation and amortization)	$ 4,727,000	$ 0	$ 5,644,000	$ 0